Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 736	$ 1,182	$ 1,162
Financial result	161	344	(530)
Cost and operating expenses	(964)	(1,024)	(878)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Financial result			15
Cost and operating expenses			(95)
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	736	1,182	1,162
Financial result	161	344	(515)
Cost and operating expenses	(964)	(1,024)	(973)
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	93	434	640
Financial result		(3)	3
Aliana Gerao De Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			5
Cost and operating expenses	(126)	(121)	(105)
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Financial result	(38)	(34)	(15)
Cost and operating expenses	(227)	(337)	(349)
Mrs Logistica SA [member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1
Cost and operating expenses	(453)	(397)	(279)
Norte Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(107)	(135)	(114)
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	32	41
Financial result	1		(1)
Cost and operating expenses	(10)	(8)	(10)
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	125	476	645
Financial result	(37)	(37)	(13)
Cost and operating expenses	(923)	(998)	(857)
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	321	289	255
Financial result	(3)	(3)	(2)
Cost and operating expenses	(29)	(26)	(21)
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1	1
Cost and operating expenses	(1)
Associates [member]
IfrsStatementLineItems [Line Items]
Net operating revenue	321	290	256
Financial result	(3)	(3)	(2)
Cost and operating expenses	(30)	(26)	(21)
Cosan [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	10
Cost and operating expenses	(11)
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Financial result	201	381	(528)
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Financial result		3	13
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	280	416	261
Major Stockholders [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	290	416	261
Financial result	201	$ 384	$ (515)
Cost and operating expenses	$ (11)